COMMITMENTS AND CONTINGENCIES - Other litigation issues (Details) - Beijing Blue IT - CNY (¥) ¥ in Thousands	1 Months Ended
	Mar. 31, 2022	Sep. 30, 2021	Mar. 31, 2020	Jan. 31, 2020
Other Payables				¥ 28,900
Payment of overdue fees	¥ 5,790	¥ 11,310	¥ 15,400	¥ 38,600